UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,828,691	$ 2,005,106	$ 1,814,844
Short-term investments	878,487	930,822	1,682,048
Accounts receivable due from third parties, net of allowances of $29,061 and $35,219 as of December 31, 2020 and September 30, 2021, respectively	544,283	467,246	314,159
Prepaid expenses and other current assets (including loans to and interest receivable from other related parties of $158,622 and $283,904 as of December 31, 2020 and September 30, 2021, respectively)	944,044	587,293	296,757
Amount due from SINA (Note 10)	515,534	498,618	548,900
Total current assets	4,850,466	4,653,048	4,834,559
Property and equipment, net	64,396	61,033	60,632
Operating lease assets	10,666	12,260	7,176
Intangible assets, net	170,756	157,177	146,976
Goodwill	128,576	113,604	61,712
Long-term investments	1,195,549	1,123,258	1,179,466
Other non-current assets	577,627	582,345	44,596
Total assets	6,998,036	6,702,725	6,335,117
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of $538,269 and $710,781 as of December 31, 2020 and September 30, 2021, respectively.)
Accounts payable	177,647	159,497	149,509
Accrued and other liabilities	732,519	692,390	556,753
Operating lease liability, short-term	4,405	5,594	5,580
Income taxes payable	115,241	89,100	102,844
Deferred revenues	132,468	146,085	143,684
Total current liabilities	1,162,280	1,092,666	958,370
Long-term liabilities
Convertible debt	895,505	894,470	892,399
Unsecured senior notes	1,537,840	1,537,264	1,536,112
Deferred tax liability	54,453	56,048	58,299
Operating lease liability, long-term	5,831	6,154	1,505
Other non-current liabilities	11,714	8,505	2,102
Total long-term liabilities	2,505,343	2,502,441	2,490,417
Total liabilities	3,667,623	3,595,107	3,448,787
Commitments and contingencies (Note 17)
Redeemable non-controlling interests (Note 18)	74,170	69,359	57,714
Shareholders' equity:
Ordinary shares: $0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 227,688 shares (including 125,909 Class A ordinary shares and 101,779 Class B ordinary shares) and 229,092 shares (including 127,313 Class A ordinary shares and 101,779 Class B ordinary shares) issued and outstanding as of December 31, 2020 and September 30, 2021, respectively.	57	57	57
Additional paid-in capital	1,269,014	1,239,461	1,201,622
Accumulated other comprehensive income	114,066	108,452	79,526
Retained earnings	1,843,806	1,662,068	1,531,220
Total Weibo shareholders' equity	3,226,943	3,010,038	2,812,425
Non-controlling interests	29,300	28,221	16,191
Total shareholders' equity	3,256,243	3,038,259	2,828,616
Total liabilities, redeemable non-controlling interests and shareholders' equity	6,998,036	6,702,725	6,335,117
Alibaba (Note 10)
Current assets:
Accounts receivable due from related parties	98,262	122,991	135,321
Other related parties (Note 10)
Current assets:
Accounts receivable due from related parties	$ 41,165	$ 40,972	$ 42,530